Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated condensed balance sheet date up to the date that the consolidated condensed financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated condensed financial statements.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Business Combination Agreement

On February 28, 2025, the Company entered into the BBOT Business Combination Agreement by and among the Company, BBOT, and Merger Sub. The BBOT Business Combination Agreement provides, among other things, that on the terms and subject to the conditions set forth therein, (i) the Company will de-register in the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation, and (ii) following the Domestication, Merger Sub will be merged with and into BBOT, as a result of which BBOT will be the surviving company and a wholly-owned subsidiary of the Company. The consummation of the Merger is referred to as the “Closing” and the date of the Closing is referred to as the “Closing Date.”

The foregoing description of the BBOT Business Combination Agreement does not purport to be complete and is qualified in its entirety by the full text of the BBOT Business Combination Agreement, a copy of which is included as Exhibit 2.1 to this Annual Report.

Other Agreements

The BBOT Business Combination Agreement contemplates the execution of various additional agreements and instruments, on or before the Closing, including, among others, the following:

Helix Support Agreement

In connection with the execution of the BBOT Business Combination Agreement, on February 28, 2025, certain Company shareholders and Insiders (the “Helix Supporting Shareholders”), including the Sponsor, Cormorant funds each holding Class A ordinary shares, and the independent directors and an advisor of the Company each holding Class B ordinary shares (the “Helix Existing Investors”), entered into a support agreement with the Company and BBOT (the “Helix Support Agreement”). Under the Helix Support Agreement, among other things, each Helix Supporting Shareholder agreed to vote, at any meeting of the shareholders of the Company, and in any action by written consent of the shareholders of the Company, all of such Helix Supporting Shareholders’ Class A ordinary shares and Class B ordinary shares (i) in favor of each of the Parent Proposals (as defined in the BBOT Business Combination Agreement), and any other matters necessary or reasonably requested by the Company for consummation of the Domestication, the Merger or any other transactions contemplated by the BBOT Business Combination Agreement and the approval of the Parent Proposals; (ii) against any Alternative Proposal or Alternative Transaction or any proposal relating to an Alternative Proposal or Alternative Transaction (as defined in the BBOT Business Combination Agreement, respectively); and (iii) in favor of any proposal sought by the Company to extend the deadline by which the Company must consummate its initial business combination. In addition, the Helix Support Agreement prohibits each Helix Supporting Shareholder from, among other things, selling, assigning or transferring any Class A ordinary shares or Class B ordinary shares held by such Helix Supporting Shareholder except to certain permitted transferees, until the earliest of (a) the effective time of the Merger, (b) such date and time as the BBOT Business Combination Agreement is terminated in accordance with its terms; (c) the liquidation of the Company; (d) the written agreement of each of the terminating Helix Supporting Shareholder(s), the Company and BBOT with respect to terminating the rights and obligations under the Helix Support Agreement of a specific Helix Supporting Shareholder or a subset of Helix Supporting Shareholders; and (e) the written agreement of all Helix Supporting Shareholders, the Company and BBOT to terminate the Helix Support Agreement in its entirety. Pursuant to the Helix Support Agreement, each of Cormorant Funds and its permitted transferees irrevocably and unconditionally covenants and agrees not to submit any Class A ordinary shares owned by it for redemption in connection with the BBOT Business Combination. Additionally, the Sponsor and Helix Existing Investors will comply with their non-redemption obligations as specified in the Letter Agreement.

Further, if and only if the Company Closing Cash is less than $400,000,000, the Sponsor will forfeit a number of shares of PubCo Common Stock (the “Contribution Shares”) equal to (a) 3,360,000 multiplied by (b) one minus the number resulting from dividing (i) the Company Closing Cash by (ii) $400,000,000, with any fractional share rounded to the nearest whole number resulting from such product.

The foregoing description of the Helix Support Agreement does not purport to be complete and is qualified in its entirety by the full text of the Helix Support Agreement, a copy of which is included as Exhibit 10.7 to this Annual Report.

BBOT Written Consent and Support Agreements

Concurrently and immediately prior to the signing of the BBOT Business Combination Agreement, BBOT obtained and delivered to Company the written consents of a sufficient number of shares of BBOT capital stock (the holders of such shares, the “BBOT Consenting Stockholders”) required to approve the BBOT Business Combination Agreement, each ancillary agreement to which BBOT is a party, and the BBOT Business Combination (the “BBOT Written Consent”).

The foregoing description of the BBOT Written Consent does not purport to be complete and is qualified in its entirety by the full text of the Form of Company Stockholder Written Consent, a copy of which is included as Exhibit L to the BBOT Business Combination Agreement, which is filed as Exhibit 2.1 to this Annual Report.

Additionally, concurrently and immediately prior to the signing of the BBOT Business Combination Agreement, the Company BBOT, and certain stockholders of BBOT (the “BBOT Supporting Stockholders”) entered into a support agreement (the “BBOT Support Agreement”). Pursuant to the BBOT Support Agreement, each BBOT Supporting Stockholder (i) agreed that each existing investor rights agreement of BBOT will automatically terminate upon the Closing, (ii) agreed not to make any proposal or offer that constitutes an Alternative Transaction, among other things, and (iii) waived and agreed not to exercise any rights of appraisal or rights to dissent it may have in connection with the Merger.

The BBOT Support Agreement also prohibits the BBOT Supporting Stockholders from, among other things, selling, assigning or transferring any capital stock of BBOT held by the BBOT Supporting Stockholders except to certain permitted transferees, until the earliest of (a) the effective time of the Merger, (b) such date and time as the BBOT Business Combination Agreement is terminated in accordance with its terms; and (c) the written agreement of all BBOT Supporting Stockholders, the Company and BBOT to terminate the agreement in its entirety.

The foregoing description of the BBOT Support Agreement does not purport to be complete and is qualified in its entirety by the full text of the BBOT Support Agreement, a copy of which is included as Exhibit 10.8 to this Annual Report.

Subscription Agreement

In connection with the BBOT Business Combination, on February 28, 2025, the Company entered into subscription agreements (the “Subscription Agreements”) with certain qualified institutional buyers, institutional accredited investors, and other accredited investors, including Cormorant and other existing shareholders of the Company (collectively, the “PIPE Investors”), pursuant to which, among other things, PubCo agreed to issue and sell to the PIPE investors, and the PIPE Investors agreed to subscribe for and purchase an aggregate of approximately $260,000,000 of PubCo Common Stock (the “PIPE Shares”), at a purchase price equal to the Redemption Price (the “PIPE Investments”). Existing Company shareholders subscribed for approximately $188,000,000 of the PIPE Investments, which includes Cormorant Funds’ subscription for an aggregate of $75,000,000 of PIPE Investments.

The obligations of each party to consummate the PIPE Investments are conditioned upon, among other things, (i) the PubCo Common Stock having been approved for listing on Nasdaq Stock Market LLC; (ii) all conditions precedent to the closing of the BBOT Business Combination set forth in Article IX of the BBOT Business Combination Agreement having been satisfied or waived; and (iii) the absence of specified adverse laws, rules, regulations, judgments, decrees, executive orders or awards making the PIPE Investment illegal or otherwise prohibiting its consummation.

Each of the Sponsor and each Helix Existing Investor agreed to elect to convert their Class B ordinary shares into Class A ordinary shares immediately prior to the Domestication and to waive their rights under the Articles to have their Class B ordinary shares converted into Class A ordinary shares at a ratio of greater than one-to-one.

In addition, pursuant to the Helix Support Agreement, the Sponsor will, effective as of immediately prior to the Domestication and conditioned upon the Closing, forfeit and surrender to the Company such number of Class B ordinary shares (the “Sponsor Forfeited Shares”) held by the Sponsor equal to the quotient of (i) the difference between (A) the Redemption Price multiplied by 4,600,000 less (B) $46,000,000 divided by (ii) the Redemption Price.

The foregoing description of the Subscription Agreements does not purport to be complete and is qualified in its entirety by the full text of the Form of Subscription Agreement, a copy of which is included as Exhibit 10.9 to this Annual Report.

Non-Redemption Agreement

In connection with the BBOT Business Combination, on February 28, 2025, the Company entered into non-redemption agreements with certain shareholders (the “Non-Redemption Agreements” and, such shareholders, the “Non-Redeeming Holders”), pursuant to which, among other things, each Non-Redeeming Holder irrevocably and unconditionally agreed, for the benefit of the Company, that neither it or its controlled affiliates will exercise any redemption rights under the Articles with respect to Class A ordinary shares held by such holder as of the date of the Non-Redemption Agreement (the “Non-Redeeming Shares”) at any meeting of the shareholders of the Company. The Non-Redeeming Holder also agreed to (i) not to transfer directly or indirectly the Non-Redeeming Shares held by it until earlier of (x) the Closing Date, (y) the termination of the BBOT Business Combination Agreement in accordance with its terms and (z) the termination of the Non-Redemption Agreement in accordance with its terms; and (ii) vote its Non-Redeeming Shares (A) in favor of the BBOT Business Combination Agreement, the Domestication and Merger and each other proposal brought by the Company in connection with the BBOT Business Combination and (B) in favor of any proposal brought by the Company to adjourn or postpone the shareholder’s meeting of the Company in connection with the BBOT Business Combination.

An aggregate of 450,900 Class A ordinary shares are subject to the Non-Redemption Agreements.

The foregoing description of the Non-Redemption Agreements does not purport to be complete and is qualified in its entirety by the full text of the Form of Non-Redemption Agreement, a copy of which is included as Exhibit 10.10 to this Annual Report.

Lock-Up Agreement

In connection with the Closing, the Sponsor, Cormorant Funds and the Helix Existing Investors will enter into a lock-up agreement (the “Lock-Up Agreement”) with PubCo.

Pursuant to the Lock-Up Agreement, the Sponsor, Cormorant Funds, and each Helix Existing Investor will agree not to transfer (except for certain permitted transfers) any shares of PubCo Common Stock held by such holder after the Domestication until one year after the later of (i) the filing of the Form 10 Information (as defined in Rule 144(i)(3) of the Securities Act) with the SEC and (ii) the Closing Date.

The foregoing description of the Lock-Up Agreement does not purport to be complete and is qualified in its entirety by the full text of the Form of Lock-Up Agreement, a copy of which is included as Exhibit 10.11 to this Annual Report.

Amended and Restated Registration Rights Agreement

In connection with the Closing, PubCo, Sponsor, Cormorant Funds, the Helix Existing Investors, and certain former stockholders of BBOT will enter into an amended and restated registration rights agreement (the “A&R Registration Rights Agreement”). Pursuant to the A&R Registration Rights Agreement, among other things, PubCo will agree that, within 30 calendar days following the Closing Date, PubCo will file with the SEC (at PubCo’s sole cost and expense) a registration statement registering the resale of certain shares of PubCo Common Stock held by or issuable to the parties thereto (the “Resale Registration Statement”), and PubCo will use its commercially reasonable efforts to have the Resale Registration Statement declared effective as soon as reasonably practicable after the filing thereof. Such holders will be entitled to customary piggyback registration rights and demand registration rights, including underwritten demands.

The A&R Registration Rights Agreement amends and restates the registration rights agreement that was entered into by the Company, the Sponsor and the Helix Existing Investors in connection with the Company’s initial public offering. The A&R Registration Rights Agreement will terminate on the earlier of (a) the five year anniversary of the date of the A&R Registration Rights Agreement or (b) with respect to any holder party thereto, on the date that such holder no longer holds any Registrable Securities (as defined therein).

The foregoing description of the A&R Registration Rights Agreement does not purport to be complete and is qualified in its entirety by the full text of the Form of A&R Registration Rights Agreement, a copy of which is included as Exhibit 10.12 to this Annual Report.